OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Noncurrent [Abstract]
Deferred contract costs and prepaid expenses	[1]	$ 5,072	$ 5,503
Deposits		341	350
Other non-current assets		$ 5,413	$ 5,853

[1]	See Note 1W.